Income Taxes (Details Narrative) (USD $)	6 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Net Operating Loss Carry-Forwards	$ 4,492,760
Operating Loss Carry-Forwards Expiration Date	Jan. 01, 2033
Effective Tax Rate	34.00%